Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		August 31, 2020 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Cable & Other Pay Television Services
1,182	Roku, Inc. Class A *			$ 205,053

Services - Computer Programming, Data Processing, Etc.
1,254	Alphabet Inc. Class A *			2,043,431
1,758	Baidu, Inc. * **			218,994
1,101	Facebook, Inc. Class A *			322,813
9,868	Twitter, Inc. *			400,443
				2,985,681

Total for Communications				3,190,734	6.22%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,890	The Walt Disney Co.			2,227,284

Motor Vehicles & Passenger Car Bodies
14,016	Volkswagen AG **			251,307

Retail - Department Stores
44,892	Macy's, Inc.			312,897

Retail - Variety Stores
1,482	Target Corporation			224,093

Services - Advertising Agencies
17,577	Criteo S.A. * **			228,853
14,500	Groupon, Inc. *			461,535
				690,388

Services - Computer Programming, Data Processing, Etc.
17,036	Magnite Inc. *			125,215

Services - Educational Services
6,409	K12 Inc. *			238,479

Total for Consumer Discretionary				4,069,663	7.94%

CONSUMER STAPLES

Food and Kindred Products
41,048	The Hain Celestial Group, Inc. *			1,345,964

Total for Consumer Staples				1,345,964	2.62%

FINANCIALS

Banks
5,290	First Republic Bank			597,294

Fire, Marine & Casualty Insurance
7,676	Berkshire Hathaway Inc. Class B			1,673,675

Investment Advice
46,811	Houlihan Lokey, Inc. Class A			2,743,125

National Commercial Banks
39,999	Bank of America Corporation			1,029,574
27,213	Citigroup Inc.			1,391,129
14,438	JPMorgan Chase & Co.			1,446,543
				3,867,246

Total for Financials				8,881,340	17.32%

HEALTH CARE

In Vitro & In Vivo Diagnostic Susbstances
1,700	Heska Corp *			176,120

Laboratory Analytical Instruments
720	Illumina, Inc. *			257,198

Pharmaceutical Preparations
12,500	Amicus Therapeutics, Inc. *			182,500
6,300	Frequency Therapeutics *			121,842
100,756	Paratek Pharmaceuticals, Inc. *			463,478
48,475	resTORbio, Inc. *			110,523
2,500	Schrödinger, Inc. *			151,150
71,942	VBI Vaccines Inc. *			306,473
				1,335,966

Retail - Drug Stores and Proprietary Stores
29,158	CVS Health Corporation			1,811,295

Services - Business Services, NEC
10,634	Akamai Technologies, Inc. *			1,238,117

Services - Computer Integrated Systems Design
13,876	Cerner Corporation			1,018,082

Services - Miscellaneous Health & Allied Services, NEC
7,170	Progyny, Inc.			204,703

Surgical & Medical Instruments & Apparatus
71,300	Ra Medical Systems, Inc. *			24,035

Total for Health Care				6,065,516	11.83%

INDUSTRIALS

Air Transportation, Scheduled
4,500	Alaska Air Group, Inc.			175,275

Construction Machinery & Equip
3,198	Caterpillar Inc.			455,107
16,380	Gencor Industries, Inc. *			206,552
				661,659

Fabricated Structural Metal Products
8,501	Valmont Industries, Inc.			1,080,052

Farm Machinery & Equipment
5,610	Deere & Company			1,178,437

Measuring & Controlling Devices, NEC
3,350	Rockwell Automation, Inc.			772,275

Retail - Building Materials, Hardware, Garden Supply
7,000	GrowGeneration Corp. * +			111,685

Services - Auto Rental & Leasing (No Drivers)
1,650	AMERCO			585,568

Services - Computer Processing & Data Preparation
5,415	Verisk Analytics, Inc. Class A			1,010,818

Water, Sewer, Pipeline, Comm And Power Line Construction
2,097	Preformed Line Products Co.			114,098

Total for Industrials				5,689,867	11.10%

INFORMATION TECHNOLOGY

Computer Communications Equipment
2,399	Arista Networks, Inc. *			536,057
12,384	Cisco Systems, Inc.			522,852
				1,058,909

Computer Peripheral Equipment, NEC
3,597	Palo Alto Networks, Inc. *			925,904
45,289	Stratasys Ltd. (Israel) *			672,995
				1,598,899

Computer & Office Equipment
13,082	International Business Machines Corporation			1,613,141

Measuring & Controlling Devices, NEC
7,808	Trimble Inc. *			409,217

Radio & TV Broadcasting & Communications Equipment
7,489	Ubiquiti Networks, Inc.			1,361,126

Semiconductors & Related Devices
16,163	MaxLinear, Inc. *			393,569
13,373	Micron Technology, Inc. *			608,605
19,626	SolarEdge Technologies, Inc. * +			4,340,290
3,596	Skyworks Solutions, Inc.			520,881
				5,863,345

Services - Business Services, NEC
12,300	MAXIMUS, Inc.			953,865

Services - Computer Processing & Data Preparation
6,500	Pinterest Inc. Class A *			239,135
63,492	Yext, Inc. *			1,260,951
				1,500,086

Services - Computer Programming Services
22,094	Amdocs Limited (Island of Guernsey)			1,352,816

Services - Prepackaged Software
9,612	Box, Inc. Class A *			188,684
25,782	National Instruments Corp.			925,316
				1,114,000

Telephone & Telegraph Apparatus
14,281	Akoustis Technologies, Inc. *			113,248
6,361	Ciena Corporation *			361,114
45,248	Clearfield, Inc. *			796,365
				1,270,727

Total for Information Technology				18,096,131	35.28%

MATERIALS

Chemicals & Allied Products
21,460	Livent Corporation *			181,981

Metal Mining
65,638	Freeport-McMoRan Inc.			1,024,609
150,000	Turquoise Hill Resources Ltd. (Canada) *			162,000
				1,186,609

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
2,938	Vulcan Materials Company			352,560

Total for Materials				1,721,150	3.36%

REAL ESTATE

Real Estate
10,700	Seritage Growth Properties Class A *			150,121

Total for Real Estate				150,121	0.29%

Total for Common Stocks (Cost - $37,950,211)				49,210,486	95.96%

TREASURY BILLS
250,000	US Treasury Bill, 0.000%, 12/17/2020 +			249,917	0.49%
(Cost - $249,918)

MONEY MARKET FUNDS
2,250,075	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.02% ***			2,250,075	4.39%
(Cost - $2,250,075)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Criteo S.A. * ****		90	$ 117,180	$ -
January 15, 2021 Calls @ 25.00

VanEck Vectors® Gold Miners ETF *		143	604,461	400,400
January 21, 2022 Calls @ 15.00

Yext, Inc. *		350	695,100	45,500
September 18, 2020 Calls @ 20.00

Total for Options Purchased (Premiums Paid - $241,432)			$ 1,416,741	445,900	0.87%

	Total Investments			52,156,378	101.71%
	(Cost - $40,691,636)

	Liabilities in Excess of Other Assets			(877,233)	-1.71%

	Net Assets			$ 51,279,145	100.00%

Christopher Weil & Company Core Investment Fund
					Schedule of Options Written
			August 31, 2020 (Unaudited)
CALL/PUT OPTIONS WRITTEN				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Harley-Davidson, Inc. *
November 20, 2020 Puts @ 25.00		50		$ 138,550	$ 8,000

GrowGeneration Corp. *
January 15, 2021 Calls @ 20.00		70		111,650	20,650

SolarEdge Technologies Inc. *
September 18, 2020 Calls @ 110.00 ****		20		442,300	229,000
September 18, 2020 Calls @ 140.00 ****		36		796,140	304,200
December 18, 2020 Calls @ 160.00		30		663,450	217,530
December 18, 2020 Calls @ 170.00 ****		20		442,300	132,000
December 18, 2020 Calls @ 250.00		10		221,150	25,500
				2,565,340	908,230

Total (Premiums Received $339,102)				$ 2,815,540	$ 936,880

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at August 31, 2020.
**** Level 2 Security.
+ Portion or all of the security is pledged as collateral for options written.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2020, was $40,691,636 and premiums received from options written was $339,102. At August 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain		$ 12,704,646
		Unrealized Loss		(1,837,682)
		Unrealized Gain		$ 10,866,964

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2020:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 49,210,486	$ -	$ -	$ 49,210,486
Options Purchased		445,900	-	-	445,900
Treasury Bills		249,917	-	-	249,917
Money Market Funds		2,250,075	-	-	2,250,075
Total		$ 52,156,378	$ -	$ -	$ 52,156,378

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 271,680	$ 665,200		$ 936,880
Total		$ 271,680	$ 665,200	$ -	$ 936,880

3. OPTIONS WRITTEN

As of August 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

At August 31, 2020, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,815,540.